Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

As of September 30, 2021 and December 31, 2020, inventory consisted of the following:

	As of	As of
	September 30,	December 31,
	2021	2020
Raw materials	$1,942,674	$1,068,259
Work in process	1,212,711	190,610
Finished goods	2,359,145	2,114,164
Total Inventory	$5,514,530	$3,373,033

Inventory consists of the following as of December 31:

	2020	2019

Raw materials	$1,068,259	$344,315
Work in process	190,610	492,082
Finished goods	2,114,164	927,483
Total inventory	$3,373,033	$1,763,880